Changes in and Reclassification out of Accumulated Other Comprehensive Income by Component - Summary of Changes in Accumulated Other Comprehensive Income, Net of Tax by Component (Detail) (USD $)
In Millions, unless otherwise specified
3 Months Ended
Mar. 31, 2013
Accumulated Other Comprehensive Income Loss [Line Items]
Balance December 31, 2012	$ (323)
Other comprehensive (loss)/income before reclassifications	(23)
Amounts reclassified from accumulated other comprehensive income	5
Net current period other comprehensive (loss)/income	(18)
Net current period other comprehensive income attributable to noncontrolling interest	2
Net current period other comprehensive (loss)/income attributable to Nielsen stockholders	(20)
Balance March 31, 2013	(343)
Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Balance December 31, 2012	(13)
Other comprehensive (loss)/income before reclassifications	(27)
Amounts reclassified from accumulated other comprehensive income
Net current period other comprehensive (loss)/income	(27)
Net current period other comprehensive income attributable to noncontrolling interest	2
Net current period other comprehensive (loss)/income attributable to Nielsen stockholders	(29)
Balance March 31, 2013	(42)
Available for Sale Securities [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Balance December 31, 2012
Other comprehensive (loss)/income before reclassifications	3
Amounts reclassified from accumulated other comprehensive income
Net current period other comprehensive (loss)/income	3
Net current period other comprehensive income attributable to noncontrolling interest
Net current period other comprehensive (loss)/income attributable to Nielsen stockholders	3
Balance March 31, 2013	3
Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Balance December 31, 2012	(13)
Other comprehensive (loss)/income before reclassifications
Amounts reclassified from accumulated other comprehensive income	2
Net current period other comprehensive (loss)/income	2
Net current period other comprehensive income attributable to noncontrolling interest
Net current period other comprehensive (loss)/income attributable to Nielsen stockholders	2
Balance March 31, 2013	(11)
Post Employment Benefits [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Balance December 31, 2012	(297)
Other comprehensive (loss)/income before reclassifications	1
Amounts reclassified from accumulated other comprehensive income	3
Net current period other comprehensive (loss)/income	4
Net current period other comprehensive income attributable to noncontrolling interest
Net current period other comprehensive (loss)/income attributable to Nielsen stockholders	4
Balance March 31, 2013	$ (293)